RELATED PARTY TRANSACTIONS - Revenue (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Total	Rp 9,028	Rp 9,037	Rp 7,655
% of total revenues	6.61%	6.67%	5.84%
Ministry of Finance
Transactions with related parties
Total	Rp 184	Rp 101	Rp 258
% of total revenues	0.13%	0.07%	0.20%
Entities under common control
Transactions with related parties
Total	Rp 8,578	Rp 8,757	Rp 7,269
% of total revenues	6.29%	6.46%	5.54%
Government agencies
Transactions with related parties
Total	Rp 4,051	Rp 3,894	Rp 3,720
% of total revenues	2.97%	2.87%	2.84%
Indosat
Transactions with related parties
Total	Rp 1,034	Rp 860	Rp 1,002
% of total revenues	0.76%	0.63%	0.77%
BRI
Transactions with related parties
Total	Rp 580	Rp 619	Rp 397
% of total revenues	0.43%	0.46%	0.30%
BNI
Transactions with related parties
Total	Rp 547	Rp 578	Rp 188
% of total revenues	0.40%	0.43%	0.14%
Taspen
Transactions with related parties
Total	Rp 108	Rp 298	Rp 7
% of total revenues	0.08%	0.22%	0.01%
BTN
Transactions with related parties
Total	Rp 162	Rp 258	Rp 179
% of total revenues	0.12%	0.19%	0.14%
Pegadaian
Transactions with related parties
Total	Rp 178	Rp 229	Rp 228
% of total revenues	0.13%	0.17%	0.17%
Pos Indonesia
Transactions with related parties
Total	Rp 115	Rp 216	Rp 50
% of total revenues	0.08%	0.16%	0.04%
Bank Mandiri
Transactions with related parties
Total	Rp 191	Rp 204	Rp 173
% of total revenues	0.14%	0.15%	0.13%
Pertamina
Transactions with related parties
Total	Rp 406	Rp 196	Rp 183
% of total revenues	0.30%	0.14%	0.14%
Kimia Farma
Transactions with related parties
Total	Rp 122	Rp 161	Rp 72
% of total revenues	0.09%	0.12%	0.06%
PLN
Transactions with related parties
Total	Rp 107	Rp 41	Rp 13
% of total revenues	0.08%	0.03%	0.01%
KAI
Transactions with related parties
Total	Rp 92	Rp 144	Rp 83
% of total revenues	0.07%	0.11%	0.06%
Garuda Indonesia
Transactions with related parties
Total	Rp 115	Rp 112	Rp 105
% of total revenues	0.08%	0.08%	0.08%
Others (each below Rp75 billion)
Transactions with related parties
Total	Rp 770	Rp 947	Rp 869
% of total revenues	0.56%	0.70%	0.65%
Associates
Transactions with related parties
Total	Rp 47	Rp 75	Rp 55
% of total revenues	0.03%	0.06%	0.04%
Others (each below Rp75 billion)
Transactions with related parties
Total	Rp 219	Rp 104	Rp 73
% of total revenues	0.16%	0.08%	0.06%
Yakes Telkom
Transactions with related parties
Total	Rp 133	Rp 21	Rp 19
% of total revenues	0.10%	0.02%	0.01%
Others
Transactions with related parties
Total	Rp 86	Rp 83	Rp 54
% of total revenues	0.06%	0.06%	0.05%